Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of financial liabilities activity by maturity

(in thousands of USD)	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	631,044	—	—	—	631,044
Between 1 and 5 years	205,274	198,279	21,172	100,056	524,781
More than 1 year	836,318	198,279	21,172	100,056	1,155,825
Less than 1 year	20,542	—	45,749	51,297	117,588
At January 1, 2021	856,860	198,279	66,921	151,353	1,273,413

New loans	937,825	200,000	24,729	371,755	1,534,309
Scheduled repayments	(27,232)	—	(52,550)	(316,069)	(395,851)
Early repayments	(567,000)	(131,800)	—	—	(698,800)
Other changes	4,695	(2,559)	—	—	2,136
Translation differences	—	—	(49)	(2,978)	(3,027)
Balance at December 31, 2021	1,205,148	263,920	39,051	204,061	1,712,180

More than 5 years	102,419	—	74	—	102,493
Between 1 and 5 years	1,073,416	196,895	16,685	86,198	1,373,194
More than 1 year	1,175,835	196,895	16,759	86,198	1,475,687
Less than 1 year	29,313	67,025	22,292	117,863	236,493
Balance at December 31, 2021	1,205,148	263,920	39,051	204,061	1,712,180

	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	102,419	—	74	—	102,493
Between 1 and 5 years	1,073,416	196,895	16,685	86,198	1,373,194
More than 1 year	1,175,835	196,895	16,759	86,198	1,475,687
Less than 1 year	29,313	67,025	22,292	117,863	236,493
At January 1, 2022	1,205,148	263,920	39,051	204,061	1,712,180

New loans	1,038,450	—	14,060	231,845	1,284,355
Scheduled repayments	(44,470)	(67,200)	(24,290)	(293,171)	(429,131)
Early repayments	(865,000)	—		—	(865,000)

Other changes	(945)	836	—	—	(109)
Translation differences	—	—	(142)	(5,873)	(6,015)
Balance at December 31, 2022	1,333,183	197,556	28,679	136,862	1,696,280

More than 5 years	221,304	—	41	—	221,345
Between 1 and 5 years	1,042,938	197,556	5,783	71,011	1,317,288
More than 1 year	1,264,242	197,556	5,824	71,011	1,538,633
Less than 1 year	68,941	—	22,855	65,851	157,647
Balance at December 31, 2022	1,333,183	197,556	28,679	136,862	1,696,280
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2021
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	1,469,068	1,667,567	145,175	1,413,221	109,172
Other borrowings (Note 17)	204,061	223,550	126,672	96,878	—
Lease liabilities (Note 17)	39,051	41,125	23,464	17,585	77
Current trade and other payables * (Note 19)	76,319	76,319	76,319	—	—
	1,788,499	2,008,562	371,629	1,527,684	109,249

Derivative financial liabilities
Interest rate swaps (Note 19)	2,987	6,505	2,397	4,108	—
	2,987	6,505	2,397	4,108	—

	Contractual cash flows December 31, 2022
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	1,530,739	1,819,230	278,311	1,349,384	191,534
Other borrowings (Note 17)	136,862	154,292	73,330	80,962	—
Lease liabilities (Note 17)	28,679	29,745	23,624	6,080	41
Current trade and other payables * (Note 19)	72,878	72,878	72,878	—	—
	1,769,158	2,076,144	448,144	1,436,426	191,575

Derivative financial liabilities
Interest rate swaps (Note 19)	404	9	(1,359)	1,152	216
	404	9	(1,359)	1,152	216
* Deferred income and VAT payables (included in other payables) (see Note 19), which are not financial liabilities, are not included.

Schedule of interest-bearing loans and borrowings
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				December 31, 2022			December 31, 2021
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Secured vessels Revolving loan 750M*	USD	LIBOR + 1.95%	2022	—	—	—	8,474	—	(231)
Secured vessels Revolving loan 409.5M*	USD	LIBOR + 2.25%	2023	—	—	—	125,880	65,000	64,544
Secured vessels loan 27.1M	USD	LIBOR + 1.95%	2029	24,650	24,650	24,650	25,102	25,102	25,102
Secured vessels loan 81.4M	USD	LIBOR + 1.50%	2029	44,098	44,098	42,960	50,883	50,883	49,454
Secured vessels loan 69.4M	USD	LIBOR + 2.0%	2030	49,751	49,751	49,751	54,379	54,379	54,379
Secured vessels loan 104.2M	USD	LIBOR + 2.0%	2030	67,251	67,251	66,562	75,928	75,928	75,071
Secured vessels Revolving loan 200.0M*	USD	LIBOR + 2.0%	2025	97,376	90,000	89,554	123,032	55,000	54,245
Secured vessels Revolving loan 700.0M*	USD	LIBOR + 1.95%	2026	553,480	470,000	466,211	602,320	370,000	364,987
Secured vessels Revolving loan 713.0M*	USD	LIBOR + 2.30%	2026	582,876	350,756	346,866	649,695	524,135	518,568
Secured vessels loan 73.45M	USD	LIBOR + 1.80%	2028	71,155	71,155	70,730	—	—	(508)
Unsecured Revolving loan 80M	EUR	LIBOR + 1.50%	2026	100,000	—	(265)	100,000	—	(463)
Secured FSO loan 150M	USD	SOFR + 2.15%	2030	141,747	141,747	140,227	—	—	—
Secured vessels Revolving loan 377.0M*	USD	SOFR + 1.90%	2028	288,276	40,000	35,938	—	—	—
Total interest-bearing bank loans				2,020,659	1,349,408	1,333,183	1,815,693	1,220,428	1,205,148
* The total amount available under the revolving loan Facilities depends on the total value of the fleet of tankers securing the facility.

(in thousands of USD)				December 31, 2022			December 31, 2021
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	7.50%	2022	—	—	—	67,200	67,200	67,025
Unsecured notes	USD	6.25%	2026	200,000	200,000	197,556	200,000	200,000	196,895
Total other notes				200,000	200,000	197,556	267,200	267,200	263,920

Schedule of future lease payments for leaseback agreement	The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2022	December 31, 2021

Less than one year	22,667	22,667
Between one and five years	11,212	33,878
Total future lease payables	33,878	56,545

The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2022	December 31, 2021
Less than 1 year	25,955	24,828
Between 1 and 5 years	1,170	8,708
Total future lease payments	27,125	33,535

Schedule of reconciliation of liabilities and equity to cash flows arising from financing activities
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2021	856,860	198,279	151,353	66,921	1,941,697	(6,521)	(164,104)	540,714	3,585,199

Changes from financing cash flows
Proceeds from loans and borrowings (Note 17)	937,825	200,000	—	—	—	—	—	—	1,137,825
Proceeds from issue of other borrowings (Note 17)	—	—	371,755	—	—	—	—	—	371,755
Repayment of sale and leaseback agreement (Note 17)	—	—	(22,667)	—	—	—	—	—	(22,667)
Transaction costs related to loans and borrowings (Note 17)	(1,122)	(3,300)	—	—	—	—	—	—	(4,422)
Repayment of borrowings (Note 17)	(594,232)	(131,800)	—	—	—	—	—	—	(726,032)
Repayment of commercial paper (Note 17)	—	—	(303,426)	—	—	—	—	—	(303,426)
Repayment of lease liabilities (Note 17)	—	—	—	(54,928)	—	—	—	—	(54,928)
Dividend paid	—	—	—	—	—	—	—	(24,212)	(24,212)
Total changes from financing cash flows	342,471	64,900	45,662	(54,928)	—	—	—	(24,212)	373,893

Other changes
Liability-related
Amortization of transaction costs (Note 17)	5,817	887	—	—	—	—	—	—	6,704
Amortization of above par issuance (Note 17)	—	(174)	—	—	—	—	—	—	(174)
Amortization of below par issuance (Note 17)	—	28	—	—	—	—	—	—	28
New leases (Note 17)	—	—	—	24,729	—	—	—	—	24,729
Interest expense (Note 6)	—	—	10,024	2,378	—	—	—	—	12,402
Translation differences (Note 17)	—	—	(2,978)	(49)	—	—	—	—	(3,027)
Total liability-related other changes	5,817	741	7,046	27,058	—	—	—	—	40,662

Total equity-related other changes (Note 15)	—	—	—	—	—	9,370	—	(336,362)	(326,992)

Balance at December 31, 2021	1,205,148	263,920	204,061	39,051	1,941,697	2,849	(164,104)	180,140	3,672,762

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2022	1,205,148	263,920	204,061	39,051	1,941,697	2,849	(164,104)	180,140	3,672,762

Changes from financing cash flows
Proceeds from loans and borrowings (Note 17)	1,038,450	—	—	—	—	—	—	—	1,038,450
Proceeds from issue of other borrowings (Note 17)	—	—	231,845	—	—	—	—	—	231,845
Proceeds from transfer of treasury shares (Note 15)	—	—	—	—	—	—	1,080	—	1,080
Repayment of sale and leaseback liability (Note 17)	—	—	(22,667)	—	—	—	—	—	(22,667)
Transaction costs related to loans and borrowings (Note 17)	(5,871)	—	—	—	—	—	—	—	(5,871)
Repayment of borrowings (Note 17)	(909,470)	(67,200)	—	—	—	—	—	—	(976,670)
Repayment of commercial paper (Note 17)	—	—	(279,314)	—	—	—	—	—	(279,314)
Repayment of lease liabilities (Note 17)	—	—	—	(25,527)	—	—	—	—	(25,527)
Dividend paid	—	—	—	—	(24,221)	—	—		(24,221)
Total changes from financing cash flows	123,109	(67,200)	(70,136)	(25,527)	(24,221)	—	1,080	—	(62,895)

Other changes
Liability-related
Amortization of transaction costs (Note 17)	4,926	865	—	—	—	—	—	—	5,791
Amortization of above par issuance (Note 17)	—	(57)	—	—	—	—	—	—	(57)
Amortization of below par issuance (Note 17)	—	28	—	—	—	—	—	—	28
New leases (Note 17)	—	—	—	14,060	—	—	—	—	14,060
Interest expense (Note 6)	—	—	8,809	1,237	—	—	—	—	10,046
Translation differences (Note 17)	—	—	(5,873)	(142)	—	—	—	—	(6,015)
Total liability-related other changes	4,926	836	2,936	15,155	—	—	—	—	23,853

Total equity-related other changes (Note 15)	—	—	—	—	—	30,180	—	205,836	236,016

Balance at December 31, 2022	1,333,183	197,556	136,861	28,679	1,917,476	33,029	(163,024)	385,976	3,869,736